COMMITMENTS (Details Textual) (USD $)	6 Months Ended
Jun. 30, 2014
June, 15, 2014 [Member] | Consulting Agreement [Member]
Commitment And Contingencies [Line Items]
Consultant Fees Obligation	$ 5,000
Stock Issued During Period, Shares, Issued for Services	40,000
October, 15, 2014 [Member]
Commitment And Contingencies [Line Items]
Consultant Fees Obligation	$ 5,000
Stock Issued During Period, Shares, Issued for Services	40,000